COMMITMENTS (Details Narrative)							9 Months Ended	12 Months Ended
	Jan. 26, 2023	Oct. 05, 2021 USD ($)	Oct. 05, 2021 ILS (₪)	Jun. 01, 2021 USD ($)	Sep. 22, 2020 USD ($) $ / shares shares	Oct. 10, 2018 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 15, 2022 $ / shares	May 13, 2021 $ / shares
Shares Issued, Price Per Share | $ / shares							$ 3.58	$ 5.28	$ 28.07	$ 21.00	$ 77.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares
Agreement Description	The Company shall pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under the Equity Purchase Agreement to be paid within five working days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee shall be 5%
Consultant Two [Member]
Hourly consultancy fee		$ 155	₪ 500
Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense							$ 29,110
Consulting Agreement [Member] | Consultant One [Member]
Debt Instrument, Periodic Payment				$ 13,000
Bonus amount				150,000
Consulting Agreement [Member] | Consultant Two [Member]
Debt Instrument, Periodic Payment				2,000
Bonus amount				$ 250,000
Consulting Agreement [Member] | Consultant [Member]
Share-Based Payment Arrangement, Expense						$ 33,000
Israeli Innovation Authority [Member]
Royalty description								Save Foods Ltd. is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company shall pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and from the seventh year onwards the Company shall pay 5% of up to 100% of the amount of grants received plus interest at LIBOR. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA
Royalty Guarantees, Commitments, Amount									$ 155,765
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member]
Percentage of revenues					12.50%
Revenues					$ 2,000,000
Percentage of gross profit					25.00%
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Exceeds in Net Revenue [Member]
Revenues					$ 500,000
Stock Issued During Period, Value, Stock Options Exercised					$ 1,021
Stock Repurchased During Period, Shares | shares					1,021
Shares Issued, Price Per Share | $ / shares					$ 58.80
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Occurance of Additional Events in Agreement [Member]
Stock Repurchased During Period, Shares | shares					1,021
Shares Issued, Price Per Share | $ / shares					$ 58.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares					1,021